American Century Investments®
Quarterly Portfolio Holdings
California High-Yield Municipal Fund
November 30, 2024

California High-Yield Municipal - Schedule of Investments
NOVEMBER 30, 2024 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
MUNICIPAL SECURITIES — 100.2%
California — 99.2%
Alameda Community Facilities District Special Tax, (City of Alameda CA Community Facilities District No. 13-1), 5.00%, 9/1/42	1,250,000	1,270,032
Alameda Community Facilities District Special Tax, (City of Alameda CA Community Facilities District No. 22-1), 5.00%, 9/1/48	750,000	772,935
Alameda Community Facilities District Special Tax, (City of Alameda CA Community Facilities District No. 22-1), 5.00%, 9/1/53	1,175,000	1,217,799
Alameda Corridor Transportation Authority Rev., Capital Appreciation, VRN, 0.00%, 10/1/52 (AGM)	12,000,000	6,864,070
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	2,700,000	2,762,604
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/53 (AGM)(1)	6,000,000	1,531,078
Anaheim City School District GO, 5.00%, 8/1/51 (AGM)	4,000,000	4,371,774
Antelope Valley Healthcare District Rev., (Antelope Valley Healthcare District Obligated Group), 5.00%, 3/1/46	5,000,000	5,003,467
Bay Area Toll Authority Rev., 5.00%, 4/1/26	1,000,000	1,030,812
Bay Area Toll Authority Rev., 4.00%, 4/1/38	2,080,000	2,102,736
Bay Area Toll Authority Rev., 4.125%, 4/1/54	3,750,000	3,809,390
Bay Area Toll Authority Rev., VRDN, 2.70%, 12/2/24 (LOC: Bank of America N.A.)	3,100,000	3,100,000
Bay Area Toll Authority Rev., VRDN, 2.70%, 12/2/24 (LOC: Bank of America N.A.)	12,550,000	12,550,000
Bay Area Toll Authority Rev., VRDN, 2.70%, 12/2/24 (LOC: Barclays Bank PLC)	15,700,000	15,700,000
Beaumont Special Tax, (City of Beaumont CA Community Facilities District No 93-1 Area No. 8C), 5.00%, 9/1/43	1,605,000	1,663,636
Beaumont Special Tax, (City of Beaumont CA Community Facilities District No. 93-1 Improvement Area 8F), 4.00%, 9/1/40	1,250,000	1,240,650
Beaumont Special Tax, (City of Beaumont CA Community Facilities District No. 93-1 Improvement Area 8F), 4.00%, 9/1/45	1,510,000	1,460,105
Beaumont Special Tax, (City of Beaumont CA Community Facilities District No. 93-1 Improvement Area 8F), 4.00%, 9/1/50	1,500,000	1,418,471
California Community Choice Financing Authority Rev., VRN, 3.63%, (MUNIPSA plus 0.45%), 2/1/52 (GA: Morgan Stanley)	10,000,000	9,460,929
California Community Choice Financing Authority Rev., VRN, 5.00%, 12/1/53 (GA: Goldman Sachs Group, Inc.)	3,000,000	3,187,547
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/54 (GA: Morgan Stanley)	2,600,000	2,799,540
California Community Choice Financing Authority Rev., VRN, 5.00%, 5/1/54 (GA: Morgan Stanley)	7,475,000	8,116,281
California Community Choice Financing Authority Rev., VRN, 5.50%, 10/1/54 (GA: National Bank of Canada)	2,320,000	2,581,338
California Community Choice Financing Authority Rev., VRN, 5.25%, 11/1/54 (GA: Goldman Sachs Group, Inc.)	10,000,000	10,789,604
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/55 (GA: Royal Bank of Canada)	5,005,000	5,486,232
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/55 (GA: Pacific Life Insurance Co.)	8,670,000	9,468,748
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/43	3,200,000	3,336,726
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/48	4,500,000	4,672,357
California Community Housing Agency Rev., (California Community Housing Agency Fountains at Emerald Park), 4.00%, 8/1/46(2)	3,060,000	2,657,780
California Community Housing Agency Rev., (California Community Housing Agency Verdant at Green Valley Apartments), 5.00%, 8/1/49(2)	6,000,000	5,762,987
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(1)	22,520,000	4,793,645
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 4.00%, 6/1/49	750,000	712,202
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.00%, 6/1/49	4,285,000	4,367,416
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), Capital Appreciation, 0.00%, 6/1/55(1)	5,020,000	987,020
California Enterprise Development Authority Rev., (Academy For Academic Excellence CA), 5.00%, 7/1/40(2)	500,000	506,981
California Enterprise Development Authority Rev., (Academy For Academic Excellence CA), 5.00%, 7/1/50(2)	500,000	503,465
California Enterprise Development Authority Rev., (Academy For Academic Excellence CA), 5.00%, 7/1/55(2)	350,000	351,750
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/49	2,800,000	3,117,533
California Enterprise Development Authority Rev., (Castilleja School Foundation), 4.00%, 6/1/54	2,500,000	2,501,155
California Enterprise Development Authority Rev., (Provident Group-Pomona Properties LLC), 5.00%, 1/15/45	1,000,000	1,053,793
California Enterprise Development Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/44(2)(3)	1,315,000	1,348,836

California Enterprise Development Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/54(2)(3)	2,500,000	2,542,137
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 4.00%, 8/15/48	5,000,000	5,023,187
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/30, Prerefunded at 100% of Par(4)	330,000	353,480
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/49	9,380,000	9,300,580
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/54	4,750,000	5,181,133
California Health Facilities Financing Authority Rev., (Kaiser Foundation Hospitals), 5.00%, 11/1/47	3,840,000	4,631,196
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/34	5,000,000	5,928,816
California Health Facilities Financing Authority Rev., (Scripps Health Obligated Group), 5.00%, 11/15/44	5,000,000	5,616,652
California Housing Finance Rev., 4.25%, 1/15/35	3,051,244	3,158,241
California Housing Finance Rev., 3.50%, 11/20/35	17,638,725	17,280,793
California Housing Finance Agency Rev., (AH Housing Preservation LP), 4.10%, 9/1/40 (FNMA)	10,000,000	10,198,167
California Housing Finance Agency Rev., (SV Housing Preservation LP), 4.10%, 7/1/40 (FHLMC)	3,330,000	3,373,295
California Infrastructure & Economic Development Bank Rev., 4.00%, 10/1/42	15,165,000	15,820,302
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 4.00%, 5/1/51	4,000,000	4,015,229
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/46	1,500,000	1,506,658
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/51	1,600,000	1,591,937
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/54	1,500,000	1,626,851
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AGM)	2,335,000	2,500,515
California Municipal Finance Authority Rev., 4.00%, 12/1/43	1,000,000	1,001,631
California Municipal Finance Authority Rev., (Bowles Hall Foundation), 5.00%, 6/1/50	1,750,000	1,755,080
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/46(2)	8,325,000	8,348,717
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 4.00%, 8/15/44	1,000,000	985,065
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/49	1,835,000	1,971,361
California Municipal Finance Authority Rev., (Catalyst Impact Fund 1 LLC), 6.00%, 1/1/39(2)	4,000,000	4,232,044
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/32 (BAM-TCRS)	3,000,000	3,204,541
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/51	12,205,000	12,543,225
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/41 (BAM)	1,000,000	1,014,496
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/49(2)	2,145,000	2,123,777
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/54(2)	1,875,000	1,835,035
California Municipal Finance Authority Rev., (Clinicas del Camino Real, Inc.), 4.00%, 3/1/40	2,750,000	2,569,200
California Municipal Finance Authority Rev., (Clinicas del Camino Real, Inc.), 4.00%, 3/1/50	5,785,000	4,958,134
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/54(2)	2,590,000	2,612,703
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 4.00%, 2/1/51	2,000,000	1,985,746
California Municipal Finance Authority Rev., (Congregational Homes, Inc. Obligated Group), 5.00%, 11/15/49	4,750,000	4,770,543
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/26(2)	195,000	194,497
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/36(2)	1,400,000	1,367,503
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.50%, 11/1/46(2)	3,100,000	2,958,471
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/37	1,500,000	1,539,489
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/47	3,000,000	3,041,649
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/42	5,250,000	5,338,558
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/44	5,245,000	5,623,061
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/29(2)	1,415,000	1,447,468
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/39(2)	3,535,000	3,520,239
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/49(2)	4,450,000	4,233,993
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/49	6,250,000	5,781,046
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/49	2,250,000	2,488,422
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/54	3,000,000	3,293,390
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/40(2)	1,515,000	1,498,784
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/52(2)	2,075,000	1,973,674

California Municipal Finance Authority Rev., (Palmdale Aerospace Academy, Inc.), 5.00%, 7/1/49(2)	5,100,000	5,123,000
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/44	1,165,000	1,263,753
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/49	1,300,000	1,384,121
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/54	1,540,000	1,629,057
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/48(2)	2,265,000	2,271,434
California Municipal Finance Authority Rev., (Samuel Merritt University), 5.25%, 6/1/53	4,000,000	4,394,401
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.125%, 7/1/35(2)	905,000	910,703
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.375%, 7/1/45(2)	1,400,000	1,405,690
California Municipal Finance Authority Rev., (St. Mary and All Angels Christian Church CA), 4.65%, 5/1/30	1,045,000	1,066,511
California Municipal Finance Authority Rev., (St. Mary and All Angels Christian Church CA), 5.00%, 5/1/34(2)	300,000	313,232
California Municipal Finance Authority Rev., (St. Mary and All Angels Christian Church CA), 5.50%, 5/1/44(2)	350,000	363,177
California Municipal Finance Authority Rev., (St. Mary and All Angels Christian Church CA), 5.75%, 5/1/54(2)	435,000	452,451
California Municipal Finance Authority Rev., (St. Mary and All Angels Christian Church CA), 5.875%, 5/1/59(2)	390,000	407,205
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/48(2)	8,450,000	7,398,280
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2020B), 4.00%, 9/1/43	1,000,000	951,697
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2020B), 4.00%, 9/1/50	1,500,000	1,385,652
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2023B), 5.75%, 9/1/53	1,850,000	2,022,843
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2024A), 5.125%, 9/1/54	1,000,000	1,055,083
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2020-4 Area No. 2), 4.00%, 9/1/46	2,290,000	2,163,720
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2020-4 Area No. 2), 4.00%, 9/1/51	3,145,000	2,902,965
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2021-6 Area No. 2), 6.00%, 9/1/52	1,700,000	1,830,195
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2022-6 Area No. 1), 5.00%, 9/1/49	1,250,000	1,319,525
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2022-6 Area No. 1), 5.00%, 9/1/54	2,750,000	2,892,856
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2023-11 Area A), 5.00%, 9/1/54	800,000	837,669
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2023-11 Area A), 5.125%, 9/1/59	1,250,000	1,322,149
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2023-5 Area 2), 4.125%, 9/1/34(3)	500,000	500,074
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2023-5 Area 2), 5.00%, 9/1/39(3)	750,000	795,602
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2023-5 Area 2), 5.00%, 9/1/44(3)	1,210,000	1,274,569
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Community Facilities District No. 2021-13), 5.00%, 9/1/47	2,000,000	2,093,532
California Municipal Finance Authority Special Tax, (City Of Chula Vista Community Facilities District No. 2021-11), 5.00%, 9/1/57	5,000,000	5,214,865
California Pollution Control Financing Authority Rev., (Poseidon Resources Channelside LP), 5.00%, 11/21/45(2)	2,500,000	2,570,423
California Public Finance Authority Rev., (Crossroads Christian Schools Obligated Group), 5.00%, 1/1/56(2)	4,000,000	3,709,121
California Public Finance Authority Rev., (Hoag Memorial Hospital Presbyterian Obligated Group), VRDN, 2.70%, 12/2/24 (LIQ FAC: JPMorgan Chase Bank N.A.)	2,000,000	2,000,000
California Public Finance Authority Rev., (Hoag Memorial Hospital Presbyterian Obligated Group), VRDN, 2.70%, 12/2/24 (LIQ FAC: JPMorgan Chase Bank N.A.)	2,800,000	2,800,000
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 3.125%, 5/15/29(2)	2,580,000	2,543,538
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/36(2)	1,160,000	1,183,857
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/46(2)	1,545,000	1,508,741
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/51(2)	1,150,000	1,099,180
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/56(2)	1,260,000	1,189,116
California Public Finance Authority Rev., (PIH Health, Inc. Obligated Group), 5.00%, 6/1/36	1,500,000	1,716,314
California Public Finance Authority Rev., (PIH Health, Inc. Obligated Group), 5.00%, 6/1/37	1,500,000	1,710,196
California Public Finance Authority Rev., (PIH Health, Inc. Obligated Group), 5.00%, 6/1/38	2,000,000	2,266,750

California Public Finance Authority Rev., (PIH Health, Inc. Obligated Group), 5.00%, 6/1/39	1,625,000	1,828,302
California School Finance Authority Rev., 5.00%, 6/1/37(2)	475,000	480,662
California School Finance Authority Rev., 5.00%, 6/1/47(2)	875,000	875,405
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/31(2)	4,000,000	4,068,848
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/45(2)	5,000,000	5,021,085
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/49(2)	1,000,000	1,055,683
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/25, Prerefunded at 100% of Par(2)(4)	110,000	111,486
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/45(2)	1,100,000	1,104,130
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/51(2)	1,300,000	1,195,667
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/61(2)	4,000,000	4,050,462
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 2.00%, 6/1/27(2)	535,000	511,157
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/37(2)	1,800,000	1,813,847
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 4.00%, 6/1/39(2)	1,085,000	1,046,745
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/47(2)	3,130,000	3,104,939
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 4.00%, 6/1/51(2)	1,730,000	1,542,763
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 4.00%, 6/1/61(2)	2,220,000	1,908,723
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.00%, 6/1/26(2)	970,000	936,991
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.50%, 6/1/31(2)	1,500,000	1,356,354
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.75%, 6/1/36(2)	1,500,000	1,305,138
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/30(2)	1,000,000	1,018,303
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/37(2)	430,000	432,201
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/48(2)	2,100,000	2,035,098
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/56(2)	2,000,000	1,905,644
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/54(2)	600,000	625,580
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/64(2)	1,440,000	1,490,524
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/38(2)	1,130,000	1,167,236
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.375%, 8/1/42(2)	500,000	539,245
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/45(2)	3,500,000	3,513,368
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/48(2)	3,630,000	3,714,271
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.75%, 8/1/52(2)	1,650,000	1,800,438
California School Finance Authority Rev., (Kepler Education, Inc.), 5.75%, 5/1/37 (ST INTERCEPT)(2)	1,050,000	1,067,647
California School Finance Authority Rev., (Kepler Education, Inc.), 5.875%, 5/1/47 (ST INTERCEPT)(2)	2,425,000	2,451,702
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/34(2)	500,000	500,191
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/37(2)	1,180,000	1,215,157
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.125%, 7/1/44(2)	700,000	700,297
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/45(2)	1,650,000	1,656,487
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/49(2)	2,000,000	2,063,049
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/33(2)	500,000	508,914
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/43(2)	550,000	553,587
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/55(2)	1,000,000	990,110
California School Finance Authority Rev., (Lighthouse Community Public Schools Obligated Group), 6.375%, 6/1/52(2)	1,225,000	1,298,152
California School Finance Authority Rev., (Lighthouse Community Public Schools Obligated Group), 6.50%, 6/1/62(2)	2,125,000	2,253,978
California School Finance Authority Rev., (Orange County Educational Arts Academy), 5.625%, 6/1/43(2)	560,000	577,049
California School Finance Authority Rev., (Orange County Educational Arts Academy), 5.875%, 6/1/53(2)	700,000	721,163
California School Finance Authority Rev., (Partnerships to Uplift Communities Series 2023 Obligated Group), 5.50%, 8/1/43(2)	550,000	588,250
California School Finance Authority Rev., (Partnerships to Uplift Communities Series 2023 Obligated Group), 5.50%, 8/1/47(2)	505,000	535,290
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/49(2)	5,250,000	5,260,970
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/50(2)	2,740,000	2,744,451
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/59(2)	3,915,000	3,902,216
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(2)	235,000	235,777
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/31(2)	870,000	874,026
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/36(2)	1,000,000	1,002,721
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/37(2)	360,000	363,591

California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/46(2)	2,100,000	2,099,993
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/53(2)	2,265,000	2,237,866
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/27, Prerefunded at 100% of Par(2)(4)	525,000	549,108
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/27, Prerefunded at 100% of Par(2)(4)	995,000	1,040,690
California School Finance Authority Rev., (TEACH, Inc. Series 2019 Obligated Group), 5.00%, 6/1/58(2)	3,600,000	3,559,580
California School Finance Authority Rev., (Value Schools), 5.00%, 7/1/40 (ST INTERCEPT)(2)	545,000	569,684
California School Finance Authority Rev., (Value Schools), 5.25%, 7/1/48 (ST INTERCEPT)(2)	700,000	731,351
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/34	1,400,000	1,456,047
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/39	1,640,000	1,683,091
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/48	1,000,000	1,011,262
California State University Rev., 5.25%, 11/1/53	1,000,000	1,135,592
California State University Rev., 5.50%, 11/1/55	5,000,000	5,858,932
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/35	1,785,000	1,812,520
California Statewide Communities Development Authority Rev., (California Baptist University), 3.50%, 11/1/27(2)	1,620,000	1,596,138
California Statewide Communities Development Authority Rev., (California Baptist University), 5.00%, 11/1/32(2)	3,090,000	3,171,523
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/45 (BAM-TCRS)	2,000,000	2,013,225
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/45	4,000,000	3,953,572
California Statewide Communities Development Authority Rev., (Enloe Medical Center Obligated Group), 5.25%, 8/15/52 (AGM)	500,000	541,470
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/39	1,405,000	1,403,457
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/40	2,615,000	2,595,824
California Statewide Communities Development Authority Rev., (HumanGood California Obligated Group), 5.00%, 10/1/45	2,400,000	2,413,019
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/46(2)	3,500,000	3,506,988
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/51(2)	1,450,000	1,455,787
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(2)	2,000,000	2,043,290
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/29(2)	3,155,000	3,224,224
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(2)	1,000,000	1,017,543
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(2)	1,700,000	1,722,868
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(2)	9,900,000	10,008,658
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.50%, 12/1/54	4,605,000	4,605,347
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/56(2)	14,750,000	14,906,332
California Statewide Communities Development Authority Rev., (Redlands Community Hospital Obligated Group), 4.00%, 10/1/41	6,500,000	6,506,923
California Statewide Communities Development Authority Rev., (USC Obligated Group), 5.00%, 1/1/43	7,500,000	7,839,013
California Statewide Communities Development Authority Special Assessment, (City of San Diego CA Assessment District No. 18-01), 5.00%, 9/2/39	1,300,000	1,366,001
California Statewide Communities Development Authority Special Assessment, (City of San Diego CA Assessment District No. 18-01), 4.00%, 9/2/44	900,000	866,471
California Statewide Communities Development Authority Special Assessment, (County of Contra Costa CA Assessment District No. 14-01), 5.00%, 9/2/35	1,920,000	1,938,990
California Statewide Communities Development Authority Special Assessment, (County of Contra Costa CA Assessment District No. 14-01), 5.00%, 9/2/45	3,810,000	3,832,008
California Statewide Communities Development Authority Special Tax, (California Statewide Cmntys Dev Authority Cmnty Facs Dist No. 2015-01 Area No. 2), 5.00%, 9/1/47	1,650,000	1,684,526
California Statewide Communities Development Authority Special Tax, (California Statewide Cmntys Dev Authority Cmnty Facs Dist No. 2015-01 Area No. 3), 5.50%, 9/1/42	1,000,000	1,081,017

California Statewide Communities Development Authority Special Tax, (California Statewide Cmntys Dev Authority Cmnty Facs Dist No. 2015-01 Area No. 3), 5.625%, 9/1/52	3,000,000	3,234,558
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Auth Cmnty Facs Dist 2022-7 Impt Area 2), 5.00%, 9/1/49	1,500,000	1,587,106
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Auth Cmnty Facs Dist 2022-7 Impt Area 2), 5.00%, 9/1/54	2,000,000	2,112,039
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Auth Cmnty Facs Dist No. 2020-2 Impt Area 3), 5.00%, 9/1/49	375,000	395,210
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Auth Cmnty Facs Dist No. 2020-2 Impt Area 3), 5.00%, 9/1/54	550,000	578,611
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Authority Cmnty Facs Dist No. 2022-10), 5.50%, 9/1/53	1,700,000	1,835,618
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2007), 5.00%, 9/1/37	1,565,000	1,579,360
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016), 5.00%, 9/1/39	1,000,000	1,039,729
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016), 5.00%, 9/1/49	2,095,000	2,148,656
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016), 5.50%, 9/1/52	4,245,000	4,449,618
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2017), 5.00%, 9/1/48	7,330,000	7,539,464
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2018), 5.00%, 9/1/39	1,455,000	1,511,768
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2018), 5.00%, 9/1/48	1,750,000	1,798,785
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2018), 4.00%, 9/1/50	1,200,000	1,147,319
California Statewide Financing Authority Rev., Capital Appreciation, 0.00%, 6/1/46(1)	20,000,000	5,304,486
Calimesa Special Tax, (City of Calimesa CA Community Facilities District No. 2018-1 Area No. 1), 4.00%, 9/1/45	865,000	848,126
Chabot-Las Positas Community College District GO, 5.25%, 8/1/48	4,350,000	4,933,080
Chaffey Community College District GO, 5.50%, 6/1/49(3)	7,500,000	8,831,209
Chaffey Joint Union High School District GO, Capital Appreciation, 0.00%, 8/1/49(1)	4,955,000	1,701,823
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 10), 5.00%, 9/1/49	680,000	721,159
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 10), 5.00%, 9/1/54	740,000	780,248
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 7), 5.00%, 9/1/43	3,160,000	3,266,540
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 7), 4.00%, 9/1/45	1,325,000	1,290,145
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 7), 5.00%, 9/1/48	2,500,000	2,570,567
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 7), 4.00%, 9/1/50	2,500,000	2,375,268
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 9), 5.375%, 9/1/47	1,615,000	1,734,497
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 9), 5.375%, 9/1/52	2,000,000	2,137,825
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2019-1), 4.00%, 9/1/51	1,000,000	957,035
Chula Vista Community Facilities District Special Tax, (City of Chula Vista CA Community Facilities District No. 06-1 Area No. 1), 5.00%, 9/1/43	535,000	553,226
Chula Vista Community Facilities District Special Tax, (City of Chula Vista CA Community Facilities District No. 06-1 Area No. 1), 5.00%, 9/1/48	895,000	919,638
Citrus Community College District GO, 5.00%, 8/1/44	3,590,000	4,097,399
Citrus Community College District GO, 5.00%, 8/1/49	4,000,000	4,490,004
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, (City & County of San Francisco Community Facilities District No. 2016-1 Area 1), 4.00%, 9/1/35	300,000	302,083
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, (City & County of San Francisco Community Facilities District No. 2016-1 Area 1), 4.00%, 9/1/41	1,000,000	974,335
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, (City & County of San Francisco Community Facilities District No. 2016-1 Area 1), 4.00%, 9/1/42	600,000	580,889

City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, (City & County of San Francisco Community Facilities District No. 2016-1 Area 1), 4.00%, 9/1/50	1,450,000	1,339,463
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, (City & County of San Francisco Community Facilities District No. 2016-1 Area 1), 4.00%, 9/1/51	2,500,000	2,306,317
City & County of San Francisco Special Tax District No. Special Tax, (City & County of San Francisco CA Special Tax Dist No. 2020-1 Office Special Tax), 5.75%, 9/1/53(2)	1,800,000	1,961,412
City & County of San Francisco Special Tax District No. Special Tax, (City & County of San Francisco CA Spl Tax Dist No. 2020-1 Shoreline Tax Zone 1), 5.75%, 9/1/53(2)	1,500,000	1,628,101
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Facs Tax Allocation, 5.00%, 9/1/52(2)	1,500,000	1,515,448
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, (City & County of San Francisco CA Special Tax Dist No. 2020-1 Development Spl Ta), 4.00%, 9/1/46(2)	2,475,000	2,315,568
Clovis Unified School District GO, 4.00%, 8/1/48	4,000,000	4,027,021
College of the Sequoias Visalia Area Improvement District No. 2 GO, 5.00%, 8/1/54	2,000,000	2,202,726
Corona Community Facilities District Special Tax, (City of Corona CA Community Facilities District No 2018-1 Improvement Area No. 2), 5.00%, 9/1/49	1,600,000	1,699,474
Corona Community Facilities District Special Tax, (City of Corona CA Community Facilities District No 2018-1 Improvement Area No. 2), 5.00%, 9/1/54	1,600,000	1,693,555
Corona-Norco Unified School District Special Tax, (Corona-Norco Unified School District Community Facilities District No. 05-1), 4.00%, 9/1/45	2,000,000	1,917,904
Corona-Norco Unified School District Special Tax, (Corona-Norco Unified School District Community Facilities District No. 16-1), 5.00%, 9/1/43	2,430,000	2,510,220
Corona-Norco Unified School District Special Tax, (Corona-Norco Unified School District Community Facilities District No. 16-1), 5.00%, 9/1/48	1,500,000	1,541,292
County of Sacramento Rev., (Einstein Preservation LP), Series 2024-01FN, 4.125%, 4/1/40 (FNMA)	1,245,000	1,253,662
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim), 3.25%, 4/1/57(2)	9,635,000	7,220,235
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(2)	3,000,000	2,222,337
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Altana Apartments), 4.00%, 10/1/56(2)	13,000,000	10,710,298
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Dublin), 4.00%, 2/1/57(2)	4,000,000	3,104,318
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Escondido Portfolio), 4.00%, 12/1/59(2)	12,000,000	7,612,246
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Oceanaire Apartments), 4.00%, 9/1/56(2)	3,000,000	2,376,749
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 3.00%, 3/1/57(2)	6,000,000	4,299,023
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 4.00%, 3/1/57(2)	3,235,000	2,458,380
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Parallel-Anaheim), 4.00%, 8/1/56(2)	4,850,000	4,431,796
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Pasadena Portfolio), 2.65%, 12/1/46(2)	1,480,000	1,170,934
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Renaissance at City Center), 5.00%, 7/1/51(2)	8,250,000	8,118,501
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Waterscape Apartments), 4.00%, 9/1/46(2)	1,925,000	1,644,032
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Westgate Apartments), 3.125%, 6/1/57(2)	5,385,000	3,299,705
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Westgate Apartments), 4.00%, 6/1/57(2)	2,500,000	777,823
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2013-1 Parklane), 5.00%, 9/1/45	4,780,000	4,809,262
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 1), 4.00%, 9/1/45	1,000,000	957,626
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 2), 5.00%, 9/1/46	300,000	318,138
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 2), 5.00%, 9/1/48	1,400,000	1,456,735
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 2), 5.00%, 9/1/53	1,600,000	1,664,665
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 2), 5.00%, 9/1/54	1,000,000	1,047,087
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 4), 5.50%, 9/1/47	2,630,000	2,836,406
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 4), 5.50%, 9/1/51	3,040,000	3,265,258
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 5), 5.375%, 9/1/51	1,250,000	1,329,975

Dublin Community Facilities District Improvement Area No. 1 Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 1), 5.00%, 9/1/37	1,150,000	1,188,483
Dublin Community Facilities District Improvement Area No. 1 Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 1), 5.00%, 9/1/47	2,840,000	2,897,209
Dublin Community Facilities District Improvement Area No. 1 Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 2), 5.00%, 9/1/44	2,200,000	2,293,072
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/42	600,000	676,545
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/45	1,200,000	1,342,880
East Bay Municipal Utility District Wastewater System Rev., (East Bay Municipal Utility District Wastewater System Revenue), 5.00%, 6/1/54	1,850,000	2,075,580
East Bay Municipal Utility District Water System Rev., (East Bay Municipal Utility District Water System Revenue), 5.00%, 6/1/54	2,855,000	3,203,124
East County Advanced Water Purification Joint Powers Authority Rev., 3.125%, 9/1/26	9,230,000	9,201,486
East Garrison Public Finance Authority Special Tax, (East Garrison Public Finance Authority East Garrison Cmnty Facs Dist No. 2006-1), 5.00%, 9/1/46	1,155,000	1,169,643
El Camino Community College District Fountation GO, 4.00%, 8/1/42	1,025,000	1,078,962
El Camino Community College District Fountation GO, 4.00%, 8/1/43	440,000	457,524
El Dorado County Special Tax, (County of El Dorado CA Community Facilities District No. 2014-1), 4.00%, 9/1/46	2,350,000	2,226,842
El Dorado County Special Tax, (County of El Dorado CA Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/34	450,000	467,581
El Dorado County Special Tax, (County of El Dorado CA Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/49	2,920,000	2,984,300
El Rancho Unified School District GO, 5.75%, 8/1/48 (BAM)	625,000	739,765
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/34 (AGM)	1,000,000	1,002,130
Escondido Special Tax, (City of Escondido CA Community Facilities District No. 2020-2), 5.00%, 9/1/52	2,700,000	2,801,991
Fairfield Community Facilities District Special Tax, (City of Fairfield CA Community Facilities District No. 2019-1 Area No. 1), 5.00%, 9/1/50	3,250,000	3,350,728
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 19), 5.00%, 9/1/39	1,255,000	1,317,168
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 19), 5.00%, 9/1/44	2,285,000	2,386,691
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 19), 5.00%, 9/1/47	4,325,000	4,420,009
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 20), 5.00%, 9/1/33	530,000	551,517
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 20), 5.00%, 9/1/38	845,000	877,600
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 20), 5.00%, 9/1/42	1,680,000	1,798,136
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 20), 5.125%, 9/1/47	1,250,000	1,330,534
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 20), 5.125%, 9/1/52	1,300,000	1,377,163
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 23 Area No 1), 4.00%, 9/1/40	1,245,000	1,245,931
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 23 Area No 1), 4.00%, 9/1/50	2,285,000	2,184,686
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 18), 5.00%, 9/1/44	1,065,000	1,149,223
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 18), 5.00%, 9/1/49	1,250,000	1,332,863
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23 Improvement Area No. 4), 5.00%, 9/1/39(3)	400,000	432,994
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23 Improvement Area No. 4), 5.00%, 9/1/44(3)	1,000,000	1,064,909
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 31), 5.00%, 9/1/35	1,365,000	1,419,144
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 85), 4.00%, 9/1/45	750,000	740,514
Fontana Special Tax, (Fontana Community Facilities District No. 109), 5.00%, 9/1/49	1,000,000	1,067,944
Fontana Special Tax, (Fontana Community Facilities District No. 109), 5.00%, 9/1/54	1,400,000	1,492,217
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46 (BAM-TCRS)	7,250,000	7,337,905
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(1)	6,000,000	2,981,451
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 6.85%, 1/15/42	2,200,000	2,625,813
Fort Bragg Unified School District GO, 5.50%, 8/1/52	1,450,000	1,589,776
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/40	3,000,000	3,020,707
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/45	2,000,000	2,011,364
Fresno Unified School District GO, 4.00%, 8/1/52	2,500,000	2,515,289
Fresno Unified School District GO, 4.00%, 8/1/55	4,500,000	4,529,410

Glendale Electric Rev., (City of Glendale Electric Revenue), 5.00%, 2/1/49	5,000,000	5,512,729
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/51	4,000,000	4,219,556
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/66(1)	48,750,000	5,473,187
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(2)	1,000,000	979,655
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/61(2)	7,135,000	6,746,479
Hastings Campus Housing Finance Authority Rev., Capital Appreciation, VRN, 0.00%, 7/1/61(2)	14,365,000	7,052,880
Hemet Unified School District Financing Authority Special Tax, 5.00%, 9/1/39	2,100,000	2,105,091
Hesperia Special Tax, (City of Hesperia CA Community Facilities District No. 2005-1), 5.00%, 9/1/29	1,060,000	1,065,089
Independent Cities Finance Authority Rev., (City of Compton CA Sales Tax Rev.), 4.00%, 6/1/51 (AGM)(2)	3,400,000	3,409,303
Independent Cities Finance Authority Rev., (Millennium Housing LLC CA), 5.00%, 9/15/50	2,000,000	2,094,001
Independent Cities Finance Authority Rev., (Palomar Estates East), 5.00%, 9/15/36	1,000,000	1,008,841
Independent Cities Finance Authority Rev., (Palomar Estates West), 5.00%, 9/15/36	1,500,000	1,513,261
Indio Electric Financing Authority Rev., (Imperial Irrigation District Electric System Rev.), 5.25%, 1/1/53	3,000,000	3,342,155
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,110,000	1,118,066
Irvine Special Assessment, (City of Irvine CA Reassessment District No. 15-2), 5.00%, 9/2/42	1,500,000	1,511,911
Irvine Special Tax, (City of Irvine CA Community Facilities District No 2013-3 Area No. 1), Capital Appreciation, 0.00%, 9/1/52 (BAM)(1)	1,400,000	382,712
Irvine Special Tax, (City of Irvine CA Community Facilities District No 2013-3 Area No. 1), Capital Appreciation, 0.00%, 9/1/53 (BAM)(1)	1,000,000	260,045
Irvine Special Tax, (City of Irvine CA Community Facilities District No. 2013-3 Improvement Area No. 1), 5.25%, 9/1/53 (BAM)	2,000,000	2,228,448
Irvine Special Tax, (City of Irvine CA Community Facilities District No. 2013-3 Improvement Area No. 8), 5.00%, 9/1/48	2,500,000	2,574,940
Irvine Facilities Financing Authority Rev., (City of Irvine CA), 4.25%, 5/1/53	5,000,000	5,019,041
Jurupa Unified School District Special Tax, (Jurupa Unified School District Community Facilities District No. 11 Area B), 4.00%, 9/1/47	1,000,000	954,830
Jurupa Unified School District Special Tax, (Jurupa Unified School District Community Facilities District No. 6 Zone 2), 5.00%, 9/1/38	1,000,000	1,038,428
Jurupa Unified School District Special Tax, (Jurupa Unified School District Community Facilities District No. 6 Zone 2), 5.00%, 9/1/43	1,255,000	1,299,080
Kentfield School District GO, 5.00%, 8/1/42(3)	1,075,000	1,204,195
Kentfield School District GO, 5.00%, 8/1/44(3)	1,270,000	1,407,397
Lake Elsinore Special Tax, (City of Lake Elsinore CA Community Facilities District No. 2016-2), 5.00%, 9/1/43	2,470,000	2,551,540
Lake Elsinore Special Tax, (City of Lake Elsinore CA Community Facilities District No. 2016-2), 5.00%, 9/1/48	3,640,000	3,733,853
Lake Elsinore Public Financing Authority Special Tax, 5.00%, 9/1/40	1,925,000	1,938,570
Lake Elsinore Unified School District Community Facilities District Special Tax, (Lake Elsinore Unified School District Community Facilities District No. 2013-1), 4.00%, 9/1/42	600,000	597,167
Lake Elsinore Unified School District Community Facilities District Special Tax, (Lake Elsinore Unified School District Community Facilities District No. 2013-1), 4.00%, 9/1/47	900,000	874,611
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Cmnty Facs Dist No. 2014-1 Area No. 1), 5.00%, 9/1/43	775,000	799,768
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/30	1,300,000	1,355,614
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/32	1,510,000	1,568,566
Lee Lake Water District Financing Corp. Special Tax, (Temescal Valley Water District Community Facilities District No. 4 Area No. 1), 5.00%, 9/1/43	4,730,000	4,887,810
Lee Lake Water District Financing Corp. Special Tax, (Temescal Valley Water District Community Facilities District No. 4 Area No. 1), 5.00%, 9/1/48	6,040,000	6,206,270
Lee Lake Water District Financing Corp. Special Tax, (Temescal Valley Water District Community Facilities District No. 4 Area No. 2), 4.00%, 9/1/46	1,040,000	1,008,224
Lee Lake Water District Financing Corp. Special Tax, (Temescal Valley Water District Community Facilities District No. 4 Area No. 2), 4.00%, 9/1/51	930,000	880,103
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co.)	1,150,000	1,350,184
Los Angeles Community Facilities District Special Tax, (City of Los Angeles CA Community Facilities District No. 11), 4.00%, 9/1/46	1,500,000	1,417,359
Los Angeles County Community Facilities District No. 2021-01 Special Tax, (County of Los Angeles CA Community Facilities District No. 2021-01 Area No.1), 5.00%, 9/1/52	1,000,000	1,050,495
Los Angeles County Community Facilities District No. 2021-01 Special Tax, (County of Los Angeles CA Community Facilities District No. 2021-01 Area No.2), 5.00%, 9/1/49	1,400,000	1,475,585
Los Angeles County Community Facilities District No. 2021-01 Special Tax, (County of Los Angeles CA Community Facilities District No. 2021-01 Area No.2), 5.00%, 9/1/54	1,500,000	1,576,704

Los Angeles County Public Works Financing Authority Rev., (County of Los Angeles CA), 5.00%, 12/1/49	7,000,000	7,466,064
Los Angeles County Public Works Financing Authority Rev., (County of Los Angeles CA), 5.50%, 12/1/53	2,350,000	2,718,215
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	5,000,000	5,483,590
Los Angeles Department of Airports Rev., 5.00%, 5/15/48	3,000,000	3,283,956
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), 5.00%, 7/1/51	5,165,000	5,585,689
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), 5.00%, 7/1/53	5,000,000	5,544,513
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), 5.25%, 7/1/54	5,250,000	6,001,471
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.) VRDN, 2.50%, 12/2/24 (SBBPA: Barclays Bank PLC)	5,700,000	5,700,000
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.) VRDN, 2.60%, 12/2/24 (SBBPA: Bank of America N.A.)	5,800,000	5,800,000
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/42	2,000,000	2,309,775
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/43	1,000,000	1,148,380
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/44	1,000,000	1,143,852
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/52	3,000,000	3,299,815
Los Angeles Housing Authority Rev., 3.75%, 4/1/34 (FNMA)	2,000,000	2,023,657
Los Angeles Unified School District GO, 5.00%, 7/1/33	1,700,000	2,025,598
Los Angeles Unified School District GO, 5.00%, 7/1/34	1,750,000	2,113,280
Los Angeles Unified School District GO, 5.25%, 7/1/49	3,000,000	3,457,844
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	260,000	263,487
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	115,000	118,963
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	135,000	139,653
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/27	100,000	104,418
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28	100,000	104,213
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28	100,000	104,274
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33	250,000	259,921
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33	340,000	353,441
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/38	250,000	259,379
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/38	400,000	415,007
Menifee Special Tax, (City of Menifee CA Community Facilities District No. 2023-1), 5.00%, 9/1/39(3)	820,000	888,248
Menifee Special Tax, (City of Menifee CA Community Facilities District No. 2023-1), 5.00%, 9/1/44(3)	1,000,000	1,070,614
Menifee Union School District GO, Capital Appreciation, 0.00%, 8/1/44(1)	1,750,000	732,344
Menifee Union School District GO, Capital Appreciation, 0.00%, 8/1/45(1)	1,200,000	474,913
Menifee Union School District Special Tax, (Menifee Union School District Community Facilities District No. 2011-1 Area No. 4), 5.00%, 9/1/44	2,245,000	2,335,053
Menifee Union School District Special Tax, (Menifee Union School District Community Facilities District No. 2011-1 Area No. 7), 5.25%, 9/1/52	2,000,000	2,126,930
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/34	1,175,000	1,239,870
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/35	1,030,000	1,084,475
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/36	2,350,000	2,468,330
Midpeninsula Regional Open Space District Field Employees Corp. GO, 4.00%, 3/1/54	1,140,000	1,146,634
Monterey County Office of Education COP, 5.00%, 12/1/49 (AGC)	4,125,000	4,485,925
Monterey Peninsula Community College District GO, 4.00%, 8/1/51	3,350,000	3,386,414
Moreno Valley Unified School District Community Facilities District Special Tax, (Moreno Valley Unified School District Community Facilities District No. 2018-1), 4.00%, 9/1/52	3,985,000	3,812,175
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	1,700,000	2,152,417
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	4,000,000	5,204,868
Murrieta Community Facilities District Special Tax, (City of Murrieta CA Community Facilities District No. 2005-5 Improvement Area A), 5.00%, 9/1/42	655,000	672,921
Murrieta Community Facilities District Special Tax, (City of Murrieta CA Community Facilities District No. 2005-5 Improvement Area A), 5.00%, 9/1/46	825,000	844,365
North Lake Tahoe Public Financing Authority Rev., (County of Placer CA), 5.50%, 12/1/47	4,425,000	4,927,575
Northern California Energy Authority Rev., VRN, 5.00%, 12/1/54 (GA: Pacific Life Insurance Co.)	5,000,000	5,358,178
Northern California Sanitation Agencies Financing Authority Rev., (Sacramento Area Sewer District), 5.00%, 12/1/38	500,000	600,242
Northern Inyo County Local Hospital District GO, 0.00%, 11/1/34 (AGC)(1)	1,325,000	912,406

Northern Inyo County Local Hospital District GO, 0.00%, 11/1/36 (AGC)(1)	2,885,000	1,810,680
Norwalk-La Mirada Unified School District GO, 5.00%, 8/1/51	1,750,000	1,930,788
Ojai Unified School District GO, 5.50%, 8/1/53 (AGM)	1,750,000	1,988,317
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 35), 5.00%, 9/1/49	500,000	529,854
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 35), 5.00%, 9/1/54	1,000,000	1,053,574
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 56), 5.50%, 9/1/48	1,250,000	1,365,263
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 56), 5.75%, 9/1/54	2,210,000	2,424,608
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 57), 4.25%, 9/1/37	415,000	420,853
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 57), 4.625%, 9/1/42	650,000	668,194
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 57), 4.75%, 9/1/47	840,000	858,890
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 57), 4.75%, 9/1/52	825,000	838,427
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/26	390,000	403,441
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/42	1,000,000	1,024,740
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/47	500,000	510,072
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/42	1,395,000	1,330,471
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/48	2,000,000	1,839,403
Ontario Community Facilities District No. 31 Special Tax, 5.00%, 9/1/42	1,050,000	1,073,782
Ontario Community Facilities District No. 34 Special Tax, 4.00%, 9/1/48	1,000,000	923,803
Ontario Community Facilities District No. 43 Special Tax, 4.00%, 9/1/50	1,000,000	947,131
Ontario Community Facilities District No. 64 Special Tax, 5.00%, 9/1/44(3)	3,485,000	3,728,484
Ontario Community Facilities District No. 64 Special Tax, 5.00%, 9/1/49(3)	2,500,000	2,655,320
Ontario Public Financing Authority Rev., (City of Ontario CA Water Rev.), 5.00%, 8/1/49	5,000,000	5,534,652
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2015-1), 5.25%, 8/15/45	3,905,000	3,936,882
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2016-1), 5.00%, 8/15/41	6,545,000	6,661,610
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2016-1), 5.00%, 8/15/46	3,000,000	3,043,513
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2017-1 Area No.1), 5.00%, 8/15/42	2,500,000	2,585,353
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2021-1), 5.00%, 8/15/47	3,300,000	3,462,419
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2021-1), 5.00%, 8/15/52	1,000,000	1,045,567
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2023-1), 5.50%, 8/15/53	2,200,000	2,388,188
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2023-1), 5.75%, 8/15/53	1,085,000	1,188,136
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/39	2,350,000	1,766,051
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/49	3,000,000	2,253,515
Oxnard School District GO, 4.25%, 8/1/53 (BAM)	3,000,000	3,075,370
Palm Desert Special Tax, (City of Palm Desert CA Community Facilities District No. 2021-1), 3.00%, 9/1/31	345,000	323,811
Palm Desert Special Tax, (City of Palm Desert CA Community Facilities District No. 2021-1), 5.00%, 9/1/49	600,000	627,427
Palm Desert Special Tax, (City of Palm Desert CA Community Facilities District No. 2021-1), 4.00%, 9/1/51	1,300,000	1,151,217
Palm Desert Special Tax, (City of Palm Desert CA Community Facilities District No. 2021-1), 5.00%, 9/1/53	525,000	546,541
Palmdale Water District Public Financing Authority Rev., (Palmdale Water District), 5.00%, 10/1/53 (AGM)	1,700,000	1,860,425
Palomar Health COP, (Palomar Health Obligated Group), 4.00%, 11/1/38	1,445,000	1,296,696
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/36	3,465,000	3,469,249
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/39	8,250,000	8,088,482
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/42	15,000,000	14,370,552
Pasadena Public Financing Authority Rev., (City of Pasadena CA), Capital Appreciation, 0.00%, 6/1/46(1)	1,000,000	394,025
Pasadena Public Financing Authority Rev., (City of Pasadena CA), Capital Appreciation, 0.00%, 6/1/47(1)	1,000,000	373,104
Pasadena Public Financing Authority Rev., (City of Pasadena CA), Capital Appreciation, 0.00%, 6/1/48(1)	1,050,000	372,272
Peninsula Corridor Joint Powers Board Rev., 5.00%, 6/1/51	10,000,000	10,792,213
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/34	1,555,000	1,608,421
Perris Union High School District Special Tax, (Perris Union High School District Community Facilities District No. 92-1), 5.00%, 9/1/41	4,750,000	4,760,158

Pleasant Valley School District/Ventura County GO, 5.85%, 8/1/31 (NPFG)	4,775,000	5,147,226
Port of Los Angeles Rev., 5.00%, 8/1/43	390,000	453,223
Port of Los Angeles Rev., 5.00%, 8/1/44	375,000	433,719
Rancho Cordova Special Tax, (City of Rancho Cordova CA Arista Del Sol Cmnty Facs Dist No. 2022-1 Impt Area 1), 5.375%, 9/1/53	1,300,000	1,379,887
Rancho Cordova Special Tax, (City of Rancho Cordova CA Ranch Community Facs District No. 2021-1 Area No. 1), 5.25%, 9/1/52	2,000,000	2,085,381
Rancho Cordova Special Tax, (City of Rancho Cordova CA Sunridge North Douglas Cmnty Facs District No. 2005-1), 5.00%, 9/1/40	1,195,000	1,203,863
Rancho Cordova Special Tax, (City of Rancho Cordova CA Sunridge North Douglas Cmnty Facs District No. 2005-1), 4.00%, 9/1/45	1,025,000	966,778
Rancho Cordova Special Tax, (City of Rancho Cordova CA Sunridge North Douglas Cmnty Facs District No. 2005-1), 5.00%, 9/1/45	1,250,000	1,258,019
Redwood City Redevelopment Agency Successor Agency Tax Allocation, Capital Appreciation, 0.00%, 7/15/28 (AMBAC)(1)	3,405,000	3,028,064
Rialto Special Tax, (City of Rialto CA Community Facilities District No. 2020-1), 5.50%, 9/1/53	1,500,000	1,623,668
Rincon Valley Union School District GO, 4.00%, 8/1/49	915,000	925,598
Riverside County Community Facilities Districts Special Tax, (County of Riverside CA Community Facilities District No. 05-8), 5.00%, 9/1/48	2,500,000	2,560,108
Riverside County Community Facilities Districts Special Tax, (County of Riverside CA Community Facilities District No. 07-2), 5.00%, 9/1/40	2,250,000	2,265,035
Riverside County Community Facilities Districts Special Tax, (County of Riverside CA Community Facilities District No. 07-2), 5.00%, 9/1/42	1,110,000	1,136,010
Riverside County Community Facilities Districts Special Tax, (County of Riverside CA Community Facilities District No. 07-2), 5.00%, 9/1/44	2,735,000	2,750,133
Riverside County Community Facilities Districts Special Tax, (County of Riverside CA Community Facilities District No. 07-2), 5.00%, 9/1/45	540,000	551,055
Riverside County Transportation Commission Rev., 4.00%, 6/1/46	1,475,000	1,481,237
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/41(1)	2,000,000	1,023,096
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/42(1)	3,320,000	1,613,372
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/43(1)	5,000,000	2,309,377
Riverside Unified School District Special Tax, 4.00%, 9/1/50	875,000	818,431
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities Dist No. 19 Impt Area 1), 5.00%, 9/1/54	1,270,000	1,333,227
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities Dist No. 19 Impt Area 2), 5.00%, 9/1/54	770,000	808,335
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/43	1,600,000	1,556,655
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/48	1,850,000	1,745,053
Riverside Water Rev., 5.00%, 10/1/47	1,000,000	1,105,286
Riverside Water Rev., 5.00%, 10/1/52	1,000,000	1,094,898
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Area No. 4), 5.00%, 9/1/43	3,000,000	3,102,201
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1), 5.00%, 9/1/38	2,900,000	2,925,738
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2020-1), 5.00%, 9/1/49	1,000,000	1,058,889
Romoland School District Special Tax, (Romoland School District-Community Facilities District No. 2017-1 Impt Area 2), 5.00%, 9/1/46	370,000	391,302
Romoland School District Special Tax, (Romoland School District-Community Facilities District No. 2017-1 Impt Area 2), 5.00%, 9/1/54	1,525,000	1,591,879
Roseville Special Tax, (City of Roseville CA Amoruso Ranch Community Facilities District 1 Impt Area 1), 5.00%, 9/1/49	1,125,000	1,189,410
Roseville Special Tax, (City of Roseville CA Amoruso Ranch Community Facilities District 1 Impt Area 1), 5.00%, 9/1/54	1,600,000	1,685,719
Roseville Special Tax, (City of Roseville CA Creekview Community Facilities District No. 1 Area No. 1), 5.00%, 9/1/50	1,995,000	2,062,977
Roseville Special Tax, (City of Roseville CA Creekview Community Facilities District No. 1), 5.00%, 9/1/43	475,000	500,843
Roseville Special Tax, (City of Roseville CA Creekview Community Facilities District No. 1), 5.25%, 9/1/53	1,500,000	1,585,033
Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 5), 5.00%, 9/1/32(2)	1,265,000	1,313,728
Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 5), 5.00%, 9/1/47(2)	6,500,000	6,625,865
Roseville Special Tax, (City of Roseville CA Ranch at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/50	1,000,000	941,215
Roseville Special Tax, (City of Roseville CA Ranch at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/53	1,000,000	1,044,720

Roseville Special Tax, (City of Roseville CA SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/46	640,000	610,785
Roseville Special Tax, (City of Roseville CA SVSP Westpark-Federico Community Facilities District No. 1), 5.00%, 9/1/49	1,275,000	1,315,925
Roseville Special Tax, (City of Roseville CA SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/51	1,290,000	1,203,371
Roseville Special Tax, (City of Roseville CA Villages at Sierra Vista Community Facilities District 1), 5.00%, 9/1/39	1,390,000	1,448,880
Roseville Special Tax, (City of Roseville CA Villages at Sierra Vista Community Facilities District 1), 5.00%, 9/1/44	3,230,000	3,352,498
Roseville Special Tax, (City of Roseville CA Villages at Sierra Vista Community Facilities District 1), 4.00%, 9/1/45	495,000	471,412
Roseville Special Tax, (City of Roseville CA Villages at Sierra Vista Community Facilities District 1), 4.00%, 9/1/50	650,000	604,197
Roseville Special Tax, (City of Roseville CA Westbrook Community Facilities District No. 1), 5.00%, 9/1/43	2,840,000	2,914,865
Roseville Special Tax, (City of Roseville CA Westbrook Community Facilities District No. 1), 5.00%, 9/1/44	1,650,000	1,650,909
Roseville Special Tax, (City of Roseville CA Westbrook Community Facilities District No. 1), 5.00%, 9/1/44	2,950,000	3,069,625
Roseville Natural Gas Financing Authority Rev., 5.00%, 2/15/27 (GA: Merrill Lynch & Co.)	5,000,000	5,156,171
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/50	1,500,000	1,440,940
Sacramento Special Tax, (City of Sacramento CA Natomas Central Community Facilities District No. 2006-2), 5.00%, 9/1/41	1,900,000	1,933,417
Sacramento Special Tax, (City of Sacramento CA Natomas Meadows Cmnty Facs District No. 2007-1 Area No. 1), 5.00%, 9/1/32(2)	300,000	309,321
Sacramento Special Tax, (City of Sacramento CA Natomas Meadows Cmnty Facs District No. 2007-1 Area No. 1), 5.00%, 9/1/47(2)	1,900,000	1,939,758
Sacramento County Special Tax, (County of Sacramento CA Community Facilities District No. 2004-1), 5.00%, 9/1/30	1,170,000	1,211,025
Sacramento County Special Tax, (County of Sacramento CA Community Facilities District No. 2004-1), 5.00%, 9/1/31	1,355,000	1,393,796
Sacramento County Special Tax, (County of Sacramento CA Community Facilities District No. 2004-1), 5.00%, 9/1/35	2,335,000	2,397,291
Sacramento County Special Tax, (County of Sacramento CA Community Facilities District No. 2004-1), 5.00%, 9/1/40	3,000,000	3,073,653
Sacramento County Special Tax, (County of Sacramento CA Community Facilities District No. 2005-2), 5.00%, 9/1/40	2,325,000	2,362,368
Sacramento County Special Tax, (County of Sacramento CA Community Facilities District No. 2005-2), 5.00%, 9/1/45	4,645,000	4,704,277
Sacramento County Special Tax, (County of Sacramento CA Community Facilities District No. 2014-2), 5.00%, 9/1/46	4,200,000	4,251,130
Sacramento County Airport System Rev., 5.25%, 7/1/54	3,250,000	3,658,768
Sacramento Municipal Utility District Rev., 5.00%, 8/15/53	4,000,000	4,431,343
Sacramento Municipal Utility District Rev., 5.00%, 11/15/54	2,000,000	2,227,738
Salinas Union High School District GO, 4.00%, 8/1/47	5,000,000	5,071,306
San Bernardino Community College District GO, 5.00%, 8/1/49	5,000,000	5,437,541
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2006-1 Area No. 5), 4.00%, 9/1/42	700,000	667,620
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2006-1 Area No. 5), 4.00%, 9/1/48	1,000,000	916,981
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2006-1 Area No. 6), 5.00%, 9/1/48	1,200,000	1,233,034
San Clemente Special Tax, (City of San Clemente CA-Community Facilities District No. 2006-1), 5.00%, 9/1/46	7,530,000	7,579,693
San Diego County COP, 5.00%, 10/1/53	4,000,000	4,401,718
San Diego County Special Tax, (County of San Diego CA Community Facilities District No. 2008-01 Area No. 1), 4.00%, 9/1/43	1,255,000	1,199,023
San Diego County Special Tax, (County of San Diego CA Community Facilities District No. 2008-01 Area No. 1), 4.00%, 9/1/48	1,250,000	1,154,754
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/36	3,750,000	4,084,752
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/39	2,000,000	2,161,968
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/49	8,500,000	9,003,752
San Diego Unified School District GO, 5.00%, 7/1/34(3)	1,000,000	1,190,265
San Diego Unified School District GO, 4.00%, 7/1/53	1,750,000	1,766,663
San Diego Unified School District GO, 4.00%, 7/1/54	1,000,000	1,009,510
San Francisco Bay Area Rapid Transit District GO, 5.25%, 8/1/47	4,750,000	5,328,957
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/43	6,750,000	7,629,223
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/49	1,000,000	1,117,285
San Francisco City & County Public Utilities Commission Wastewater Rev., 5.00%, 10/1/54	5,000,000	5,561,916
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/33	780,000	780,534

San Francisco City & County Redevelopment Successor Agency Tax Allocation, 5.25%, 8/1/53 (AGM)	1,000,000	1,120,914
San Francisco Public Utilities Commission Water Rev., 5.25%, 11/1/52	7,000,000	7,880,720
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	6,000,000	6,009,067
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/25 (NPFG)(1)	3,090,000	3,076,222
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/29 (NPFG)(1)	165,000	144,797
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/31 (NPFG)(1)	16,000,000	13,002,947
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/32 (NPFG)(1)	290,000	225,948
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/36 (NPFG)(1)	1,335,000	883,946
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/51	700,000	659,272
San Mateo Foster City School District GO, 4.00%, 8/1/51	4,000,000	4,035,407
San Rafael City Elementary School District GO, 4.00%, 8/1/54	2,445,000	2,464,450
Santa Clara Valley Water District Safe Clean Water Rev., 5.00%, 8/1/47	1,500,000	1,666,724
Saugus/Hart School Facilities Financing Authority Special Tax, (Saugus/Hart School Facilities Financing Authority Community Facs Dist No. 2006-1), 5.00%, 9/1/46	2,495,000	2,515,655
Sierra Joint Community College District GO, 4.00%, 8/1/53	4,000,000	4,028,555
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/36(1)	22,000,000	11,696,210
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/41(1)	11,465,000	4,550,804
Simi Valley Unified School District GO, 5.25%, 8/1/51	5,000,000	5,484,477
South San Francisco Special Tax, (City of South San Francisco CA Community Facilities District No. 2021-01), 4.00%, 9/1/44	1,000,000	960,170
South San Francisco Special Tax, (City of South San Francisco CA Community Facilities District No. 2021-01), 5.00%, 9/1/52	2,200,000	2,293,367
South Tahoe Joint Powers Financing Authority Rev., (City of South Lake Tahoe CA), 5.25%, 10/1/53	3,000,000	3,357,444
Southern California Public Power Authority Rev., 5.00%, 11/1/29 (GA: Goldman Sachs Group, Inc.)	2,000,000	2,095,489
Southern California Public Power Authority Rev., 5.00%, 11/1/33 (GA: Goldman Sachs Group, Inc.)	3,755,000	4,067,417
Southern California Public Power Authority Rev., (City of Anaheim CA Electric System Rev.), VRN, 5.00%, 4/1/55 (GA: American General Life)	2,000,000	2,144,609
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System Rev.), 5.00%, 7/1/48	3,750,000	4,191,255
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power), 5.00%, 7/1/53	2,000,000	2,235,759
Southern Mono Health Care District GO, Capital Appreciation, 0.00%, 8/1/26 (NPFG)(1)	1,800,000	1,704,656
State Center Community College District GO, 5.00%, 8/1/47	9,000,000	9,904,476
State of California GO, 5.25%, 10/1/45	1,070,000	1,221,623
State of California GO, 5.00%, 9/1/53	1,000,000	1,111,049
State of California GO, 5.25%, 9/1/53	5,000,000	5,642,825
State of California GO, 5.50%, 8/1/54	750,000	868,728
Stockton Community Facilities District Special Tax, (City of Stockton CA Community Facilities District No. 2018-2 Area No. 1), 4.00%, 9/1/45	1,115,000	1,046,235
Stockton Community Facilities District Special Tax, (City of Stockton CA Community Facilities District No. 2018-2 Area No. 1), 4.00%, 9/1/50	1,500,000	1,376,121
Stockton Public Financing Authority Rev., Special Tax, (City of Stockton CA Arch Road East Community Facilities District No. 99-02), 5.00%, 9/1/37	2,500,000	2,595,515
Stockton Public Financing Authority Rev., Special Tax, (City of Stockton CA Arch Road East Community Facilities District No. 99-02), 5.00%, 9/1/43	3,000,000	3,087,466
Sulphur Springs Union School District Special Tax, (Sulphur Springs School District Community Facilities District No. 2006-1), 5.00%, 9/1/47	3,640,000	3,735,186
Sulphur Springs Union School District Special Tax, (Sulphur Springs Union School District Community Facilities District No. 2019-1), 5.00%, 9/1/39	1,300,000	1,422,278
Sulphur Springs Union School District Special Tax, (Sulphur Springs Union School District Community Facilities District No. 2019-1), 5.00%, 9/1/44	2,155,000	2,339,919
Sunnyvale Special Tax, (City of Sunnyvale CA Community Facilities District No. 1), 7.75%, 8/1/32	5,215,000	5,231,766
Tejon Ranch Public Facilities Finance Authority Special Tax, (Tejon Ranch Public Facilities Finance Authority Community Facs Dist No. 2008-1), 5.00%, 9/1/45	6,000,000	6,040,254
Tejon Ranch Public Facilities Finance Authority Special Tax, (Tejon Ranch Public Facilities Finance Authority Community Facs Dist No. 2008-1), 4.00%, 9/1/50	4,750,000	4,491,823
Temecula Public Financing Authority Special Tax, (Temecula Public Financing Authority-Community Facilities District No. 16-01), Capital Appreciation, 0.00%, 9/1/53(1)	8,730,000	1,645,653
Temecula Public Financing Authority Special Tax, (Temecula Public Financing Authority-Community Facilities District No. 20-01), 5.00%, 9/1/49	950,000	1,010,477

Temecula Public Financing Authority Special Tax, (Temecula Public Financing Authority-Community Facilities District No. 20-01), 5.00%, 9/1/54	875,000	926,411
Temecula Valley Unified School District Community Facilities District Special Tax, (Temecula Valley Unified School District Community Facilities District No. 2014-1), 5.00%, 9/1/43	1,000,000	1,029,155
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), Capital Appreciation, 0.00%, 6/1/60(1)	5,000,000	836,727
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.00%, 6/1/48	2,570,000	2,622,675
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), Capital Appreciation, 0.00%, 6/1/46(1)	25,000,000	4,554,290
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 1), 5.00%, 9/1/43	2,750,000	2,817,703
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 1), 5.00%, 9/1/44	3,385,000	3,463,512
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 1), 5.00%, 9/1/48	2,500,000	2,547,106
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 2), 5.75%, 9/1/48	1,900,000	2,053,615
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 2), 5.875%, 9/1/53	2,900,000	3,144,394
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/45	6,390,000	6,579,007
University of California Rev., 5.00%, 5/15/26	7,000,000	7,251,844
University of California Rev., 5.00%, 5/15/42	2,500,000	2,734,332
University of California Rev., VRDN, 2.60%, 12/2/24	3,600,000	3,600,000
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/42	3,000,000	2,957,120
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/47	2,500,000	2,559,809
Victor Valley Community College District GO, (Victor Valley Community College District), 5.00%, 8/1/51	3,670,000	4,029,083
Vista Unified School District GO, 5.25%, 8/1/48 (BAM)	4,410,000	4,919,446
Washington Township Health Care District GO, 5.50%, 8/1/53	1,115,000	1,264,185
Washington Township Health Care District Rev., 5.00%, 7/1/26	400,000	402,650
Washington Township Health Care District Rev., 3.25%, 7/1/27	1,000,000	992,137
Washington Township Health Care District Rev., 3.50%, 7/1/28	750,000	742,342
Washington Township Health Care District Rev., 3.75%, 7/1/29	1,000,000	994,777
Washington Township Health Care District Rev., 5.75%, 7/1/48	850,000	937,208
Washington Township Health Care District Rev., 5.75%, 7/1/53	1,000,000	1,094,964
West Contra Costa Unified School District GO, 4.00%, 8/1/54 (BAM)	1,325,000	1,331,701
William S Hart Union High School District Special Tax, (William S Hart Union High School District Cmnty Facs Dist No. 2021-1 Impt Area A), 5.00%, 9/1/49	750,000	786,838
William S Hart Union High School District Special Tax, (William S Hart Union High School District Cmnty Facs Dist No. 2021-1 Impt Area A), 5.00%, 9/1/54	885,000	922,393
William S Hart Union High School District Special Tax, (William S Hart Union High School District Community Facilities Dist No. 2015-1), 5.00%, 9/1/42	1,350,000	1,372,547
William S Hart Union High School District Special Tax, (William S Hart Union High School District Community Facilities Dist No. 2015-1), 5.00%, 9/1/47	2,350,000	2,382,657
Woodland Special Tax, (City of Woodland CA Community Facilities District No. 2004-1), 4.00%, 9/1/41	2,535,000	2,466,967
Woodland Special Tax, (City of Woodland CA Community Facilities District No. 2004-1), 4.00%, 9/1/45	2,540,000	2,429,009
Yorba Linda Water District Public Financing Corp. Rev., 4.00%, 10/1/52	3,750,000	3,780,519
		1,651,682,348
Guam — 0.5%
Guam Government Waterworks Authority Rev., 5.00%, 7/1/36	1,755,000	1,813,930
Guam Government Waterworks Authority Rev., 5.00%, 7/1/37	1,500,000	1,548,420
Guam Government Waterworks Authority Rev., 5.00%, 1/1/50	1,750,000	1,821,351
Guam Power Authority Rev., 5.00%, 10/1/30	1,005,000	1,094,492
Port Authority of Guam Government Rev., 5.00%, 7/1/48	1,500,000	1,523,672
		7,801,865
Puerto Rico — 0.5%
Puerto Rico GO, 5.375%, 7/1/25	1,950,410	1,972,417
Puerto Rico GO, 5.625%, 7/1/29	201,036	217,019

Puerto Rico GO, 5.75%, 7/1/31	195,264	217,815
Puerto Rico GO, 4.00%, 7/1/33	185,162	184,610
Puerto Rico GO, 4.00%, 7/1/35	166,436	164,732
Puerto Rico GO, 4.00%, 7/1/37	142,845	140,318
Puerto Rico GO, 4.00%, 7/1/41	194,215	187,130
Puerto Rico GO, 4.00%, 7/1/46	201,981	192,655
Puerto Rico GO, Capital Appreciation, 0.00%, 7/1/33(1)	238,285	165,123
Puerto Rico VRN, 0.00%, 11/1/43	766,041	473,988
Puerto Rico VRN, 0.00%, 11/1/51	2,077,084	1,111,240
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/51(1)	15,092,000	3,748,546
		8,775,593
TOTAL MUNICIPAL SECURITIES (Cost $1,667,715,895)		1,668,259,806
AFFILIATED FUNDS(5) — 0.5%
American Century California Municipal Bond ETF (Cost $8,122,137)	160,300	8,149,508
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $1,675,838,032)		1,676,409,314
OTHER ASSETS AND LIABILITIES — (0.7)%		(11,887,172)
TOTAL NET ASSETS — 100.0%		$1,664,522,142

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	198	March 2025	$40,809,656	$114,592
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	78	March 2025	$8,954,156	$(173,824)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	American Municipal Bond Assurance Corp.
BAM	–	Build America Mutual Assurance Corp.
BAM-TCRS	–	Build America Mutual Assurance Corp. - Transferrable Custodial Receipts
COP	–	Certificates of Participation
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
LIQ FAC	–	Liquidity Facilities
LOC	–	Letter of Credit
MUNIPSA	–	SIFMA Municipal Swap Index
NPFG	–	National Public Finance Guarantee Corp.
SBBPA	–	Standby Bond Purchase Agreement
ST INTERCEPT	–	State Intercept
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $312,952,275, which represented 18.8% of total net assets.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Escrowed to maturity in U.S. government securities or state and local government securities.
(5)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$1,668,259,806	—
Affiliated Funds	$8,149,508	—	—
	$8,149,508	$1,668,259,806	—
Other Financial Instruments
Futures Contracts	$114,592	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$173,824	—	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended November 30, 2024 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century California Municipal Bond ETF	$2,258	$5,867	—	$25	$8,150	160	—	$42
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.